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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07985

                          Pioneer Small Cap Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2005 through May 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                    Pioneer
                                  -----------
                                     SMALL
                                   CAP VALUE
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/06

[LOGO]PIONEER
      Investments(R)

 Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                            2
Portfolio Management Discussion                  4
Portfolio Summary                                8
Prices and Distributions                         9
Performance Update                              10
Comparing Ongoing Fund Expenses                 16
Schedule of Investments                         18
Financial Statements                            31
Notes to Financial Statements                   41
Trustees, Officers and Service Providers        52

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on markets, but such action has a positive effect for consumers over the

Letter

intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.

Respectfully,
/s/Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

Although market leaders were often lower-quality, more speculative issues, Pioneer Small Cap Value Fund's value-centered approach produced returns that were in line with its benchmark and its peers for the six months ended May 31, 2006. In the following discussion, portfolio managers David Adams and John McPherson review the economic background and describe some of the decisions that contributed to Fund performance.

Q:   How did the Fund perform over this period?

A: For the six months ended May 31, 2006, Class A shares of the Fund returned 7.08% at net asset value. These results were slightly ahead of the 7.03% return on the Russell 2000 Index, the Fund's benchmark, and just under the 7.18% average return of the Lipper Small-Cap Core Funds category for the same period.

     Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represent past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: Please describe the investment background and how it affected small-cap stocks.

A: An extended surge in the nation's growth rate fueled strong equity markets through most of the period. But the economy's strength also raised fears of inflation, dampening hopes for an end to the Federal Reserve Board's long campaign of interest rate hikes. Burdensome energy costs and geopolitical tensions centering on Iran, combined with rising interest rates and soaring commodity prices, cut the rally short, setting off a sharp downtrend beginning in mid-May.

Q: Which of your investment decisions had the most favorable impact on results?

A: Although we were slightly underweight among health-care issues, successful stock selection enabled us to outperform the benchmark comfortably in this sector. In financial services, our slight

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     overweight stance aided results. The Fund also outperformed among industrials, the Index's best-performing sector.

     No industry sector in the portfolio showed a decline over the past six months; any underperformance was relative to the benchmark sector. For example, information technology showed net positive results, but lagged benchmark returns. The same is true in energy, where selling trimmed gains in several issues that had been rising for several quarters. We have been pruning energy holdings as valuations bumped into the upper parameters set by our value-based approach. We are still overweight in this volatile sector, but by a smaller margin than in the last few years. Results also benefited from our underweighting in the weak consumer discretionary area, which sagged under economic worries.

     Aspen Technology, the Fund's strongest contributor during the period, moved higher as new management aggressively put the corporate house in order. Aspen's design and process management software is widely used in the petrochemical and refining industries. Internal issues at Aspen had left customers wary of committing to new products, but a revamped infrastructure and other changes have begun to boost sales.

     Flowserve, which fabricates high-tolerance valves and pipes for the harsh conditions found in refineries, also contributed. Initiatives by new management to address financial and operational issues coincided with growth in Flowserve's markets, including new petrochemical facilities in China and elsewhere. Sharply higher metals prices, the result of the global boom in commodities, drove up shares of Carpenter Technology, a leading metals processor. We sold a large portion of the Fund's position to lock in profits. We also took profits in Piper Jaffray, a regional brokerage firm that recently bounced back after a period of disappointment.

     Amerigroup, an HMO focused on Medicaid patients, rebounded sharply after a sell-off last fall, thanks to improved earnings expectations.

Q:   Which of your choices held back results?

A: North Sea supply boat operator Gulfmark Offshore disappointed during this period following an extended upward run. Demand for Gulfmark's boats is strong and the North Sea drilling outlook remains favorable over the longer term. However, the energy group

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                            (continued)
--------------------------------------------------------------------------------

     was the target of profit-takers amid concerns about slackening global energy demand.

     We have been bullish on natural gas price trends in North America for some time. That thesis aided Fund returns considerably over the past three years, but hurt results this year as the relatively mild winter caused demand to weaken and prices to slide. In particular, Southwestern Energy, Swift Energy and Forest Oil, all long-time holdings, started to drop in February as a result of the weakening pricing environment. However, we believe that, over time, supply/demand imbalances will cause gas prices to rebound, which could benefit these holdings.

     Casualty insurer Quanta Capital Holdings fell when ratings service AM Best withdrew its favorable rating, curtailing Quanta's ability to write new business. We are awaiting an announcement from the company regarding their strategy for the eventual "run-off" of the company's book of business. Run-off is an industry term for when a company lets its existing book of insurance contracts lapse without writing new contracts.

     Avid Technology, a leader in the digitization of film and other media, slumped amid difficulties integrating Pinnacle Software, its first consumer acquisition, into the company. Until acquiring Pinnacle, Avid had worked exclusively in professional markets. Based on recent contact with the company, we are retaining the Fund's holdings.

     Symmetricom is the leading provider of precision atomic clocks used to send voice and data on telecom networks as well as in defense and space applications. Shares declined when what we believe to be a short-term cutback in government business diluted the benefit of increased sales to telecom companies.

Q:   What is your outlook for the economy and how have you positioned the Fund?

A: Given the excessive valuations produced by the recent surge in stocks, we were not surprised that equity markets sank this spring. Still, we believe stocks in general should hold up well over the next several months, although returns are likely to be subdued and volatile. Underlying business fundamentals remain strong and the economy, though perhaps moderating in its growth rate, is healthy. The imponderables are macroeconomic forces that include geopolitical tensions, higher inflation driven by energy costs, and rising interest rates.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     We would welcome the more rational, less speculative environment that we anticipate. These conditions put a premium on careful, opportunistic stock selection, an area where we believe our strength lies. As always, we remain disciplined and sensitive to valuations, both in terms of current holdings and possible new commitments.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE DATA IS A REPRESENTATION OF A PIE CHART OF THE PRINTED MATERIAL]

U.S. Common Stocks                                      75.4%
Temporary Cash Investments                              19.4%
Depositary Receipts for International Stocks             2.4%
Exchange Traded Funds                                    2.2%
International Common Stocks                              0.3%
Preferred Stocks                                         0.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE DATA IS A REPRESENTATION OF A PIE CHART OF THE PRINTED MATERIAL]

Financials                                              26.2%
Information Technology                                  19.1%
Industrials                                             17.9%
Energy                                                  11.4%
Health Care                                              8.6%
Consumer Discretionary                                   6.4%
Consumer Staples                                         3.6%
Materials                                                3.1%
Utilities                                                2.2%
Telecommunications Services                              1.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Insight Enterprises, Inc.                           1.64%
 2. Avid Technology, Inc.                               1.63
 3. Apollo Investment Corp.                             1.61
 4. Assured Guaranty, Ltd.                              1.61
 5. Nu Skin Enterprises, Inc.                           1.59
 6. Key Energy Services, Inc.                           1.54
 7. On Assignment, Inc.                                 1.53
 8. Deerfield Triarc Capital Corp.                      1.47
 9. Alaska Communications Systems Group, Inc.           1.46
10. Southwestern Energy Co.                             1.42

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

    Class      5/31/06         11/30/05
   --------    -------          --------
       A       $33.71          $32.06
       B       $30.92          $29.58
       C       $32.43          $30.98
   Investor    $33.88          $32.17
       R       $33.64          $32.00
       Y       $34.07          $32.32

Distributions Per Share
--------------------------------------------------------------------------------

                          12/1/05 - 5/31/06
             -------------------------------------------
                  Net
              Investment     Short-Term       Long-Term
    Class       Income      Capital Gains    Capital Gains
   --------   ----------    -------------    -------------
       A        $ -            $0.1335          $0.4654
       B        $ -            $0.1335          $0.4654
       C        $ -            $0.1335          $0.4654
   Investor     $ -            $0.1335          $0.4654
       R        $ -            $0.1335          $0.4654
       Y        $ -            $0.1335          $0.4654

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund at public offering price, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART OF THE PRINTED MATERIAL]


Value of $10,000 Investment

               Pioneer Small Cap     Russell 2000     Russell 2000
                  Value Fund             Index         Value Index
2/97                  9,425             10,000           10,000
                      9,874             10,618           10,661
5/98                 11,051             12,873           13,504
                     10,769             12,528           12,217
5/00                 13,718             13,769           12,185
                     16,592             14,553           15,770
5/02                 18,483             14,480           18,201
                     16,265             13,295           16,836
5/04                 21,071             17,322           22,024
                     23,904             19,023           25,352
5/06                 29,343             22,492           29,972

Average Annual Total Returns
(As of May 31, 2006)

                               Net Asset    Public Offering
Period                        Value (NAV)     Price (POP)
Life-of-Class
(2/28/97)            13.06%             12.34%
5 Years              12.08              10.76
1 Year               22.75              15.71

--------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART OF THE PRINTED MATERIAL]


Value of $10,000 Investment

               Pioneer Small Cap     Russell 2000     Russell 2000
                  Value Fund             Index         Value Index
2/97                 10,000             10,000           10,000
                     10,473             10,618           10,661
5/98                 11,633             12,873           13,504
                     11,263             12,528           12,217
5/00                 14,237             13,769           12,185
                     17,088             14,553           15,770
5/02                 18,898             14,480           18,201
                     16,502             13,295           16,836
5/04                 21,207             17,322           22,024
                     23,872             19,023           25,352
5/06                 29,064             22,492           29,972

Average Annual Total Returns
(As of May 31, 2006)

Period              If Held           If Redeemed
Life-of-Class
(2/28/97)            12.22%             12.22%
5 Years              11.21              11.21
1 Year               21.75              17.75

--------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit pioneerinvestments.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART OF THE PRINTED MATERIAL]


Value of $10,000 Investment

               Pioneer Small Cap     Russell 2000     Russell 2000
                  Value Fund             Index         Value Index
9/01                 10,000             10,000           10,000
5/02                 13,037             12,142           12,802
                     11,393             11,148           11,842
5/04                 14,644             14,525           15,491
                     16,498             15,952           17,832
5/06                 20,101             18,860           21,082

Average Annual Total Returns
(As of May 31, 2006)

Period              If Held           If Redeemed
Life-of-Class
(9/28/01)            16.12%             16.12%
1 Year               21.84              21.84

--------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                 INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART OF THE PRINTED MATERIAL]


Value of $10,000 Investment

               Pioneer Small Cap     Russell 2000     Russell 2000
                  Value Fund             Index         Value Index
12/04                10,000             10,000           10,000
 5/05                 9,722              9,508            9,662
 5/06                11,969             11,242           11,423

Average Annual Total Returns
(As of May 31, 2006)

Period              If Held          If Redeemed
Life-of-Class
(12/10/04)*          15.95%             15.95%
1 Year               23.12              23.12

--------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

*    Date of inception.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                       CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund, compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART OF THE PRINTED MATERIAL]


Value of $10,000 Investment

               Pioneer Small Cap     Russell 2000     Russell 2000
                  Value Fund             Index         Value Index
2/97                 10,000             10,000           10,000
                     10,467             10,618           10,661
5/98                 11,655             12,873           13,504
                     11,301             12,528           12,217
5/00                 14,324             13,769           12,185
                     17,239             14,553           15,770
5/02                 19,109             14,480           18,201
                     16,746             13,295           16,836
5/04                 21,701             17,322           22,024
                     24,602             19,023           25,352
5/06                 30,153             22,492           29,972

Average Annual Total Returns
(As of May 31, 2006)

Period              If Held           If Redeemed
Life-of-Class
(2/28/97)            12.67%             12.67%
5 Years              11.83              11.83
1 Year               22.56              22.56

--------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Small Cap Value Fund compared to that of the Russell 2000 Index and the Russell 2000 Value Index.

[THE DATA IS A REPRESENTATION OF A MOUNTAIN CHART OF THE PRINTED MATERIAL]


Value of $10,000 Investment

               Pioneer Small Cap     Russell 2000     Russell 2000
                  Value Fund             Index         Value Index
2/97                 10,000             10,000           10,000
                     10,480             10,618           10,661
5/98                 11,729             12,873           13,504
                     11,430             12,528           12,217
5/00                 14,559             13,769           12,185
                     17,610             14,553           15,770
5/02                 19,617             14,480           18,201
                     17,263             13,295           16,836
5/04                 22,364             17,322           22,024
                     25,481             19,023           25,352
5/06                 31,441             22,492           29,972

Average Annual Total Returns
(As of May 31, 2006)

Period              If Held           If Redeemed
Life-of-Class
(8/11/04)            13.18%             13.18%
5 Years              12.29              12.29
1 Year               23.39              23.39

--------------------------------

Call 1-800-225-6292 or visit pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares when redeemed may be worth more or less than their original cost. Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to A shares. Since fees for A shares are generally higher than those of Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 2/28/97 to 8/11/04. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 2000 Value Index measures the performance of U.S. small-cap value stocks. The Russell 2000 Index measures the performance of U.S. small-cap stocks. The Russell 2000 Value Index is now the Fund's secondary benchmark index. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on actual returns from December 1, 2005 through May 31, 2006

Share Class             A           B           C        Investor       R           Y
-----------------------------------------------------------------------------------------
Beginning Account   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value On 12/1/05
Ending Account      $1,070.80   $1,066.20   $1,066.70   $1,072.40   $1,070.60   $1,073.30
Value On 5/31/06
Expenses Paid       $    7.18   $   11.59   $   11.13   $    5.89   $    7.59   $    4.76
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.25%, 2.16%, 1.14%, 1.47% and 0.92% for Class A, Class B, Class C, Investor Class, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Small Cap Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from December 1, 2005 through May 31, 2006

Share Class             A           B           C        Investor       R           Y
-----------------------------------------------------------------------------------------
Beginning Account   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00   $1,000.00
Value On 12/1/05
Ending Account      $1,018.00   $1,013.71   $1,014.16   $1,019.25   $1,017.60   $1,020.34
Value On 5/31/06
Expenses Paid       $    6.99   $   11.30   $   10.85   $    5.74   $    7.39   $    4.63
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.39%, 2.25%, 2.16%, 1.14%, 1.47% and 0.92% for Class A, Class B, Class C, Investor Class, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)

   Shares                                                             Value
             PREFERRED STOCKS - 0.3%
             Insurance - 0.3%
             Multi-Line Insurance - 0.3%
  174,300    Quanta Capital Holdings, 10.25%, 12/1/49 (b)      $  2,806,230
                                                               ------------
             Total Insurance                                   $  2,806,230
                                                               ------------
             TOTAL PREFERRED STOCKS
             (Cost $4,357,500)                                 $  2,806,230
                                                               ------------
             COMMON STOCKS - 89.5%
             Energy - 10.5%
             Coal & Consumable Fuels - 0.9%
  229,725    Massey Energy Co. (b)                             $  8,573,337
                                                               ------------
             Integrated Oil & Gas - 0.8%
  192,100    CNX Gas Corp. (144A)*                             $  5,463,324
   88,125    CNX Gas Corp.*                                       2,506,275
                                                               ------------
                                                               $  7,969,599
                                                               ------------
             Oil & Gas Drilling - 1.3%
  172,750    Bronco Drilling Co., Inc.*                        $  3,610,475
  126,700    Todco                                                5,596,339
   56,300    Unit Corp.*                                          3,373,496
                                                               ------------
                                                               $ 12,580,310
                                                               ------------
             Oil & Gas Equipment & Services - 3.4%
  364,825    Dresser-Rand Group, Inc.*                         $  8,814,172
  409,825    Gulfmark Offshore, Inc.*                            10,311,197
  801,000    Key Energy Services, Inc.*                          13,496,850
                                                               ------------
                                                               $ 32,622,219
                                                               ------------
             Oil & Gas Exploration & Production - 3.9%
  155,175    Forest Oil Corp.*(b)                              $  5,064,912
  101,550    Penn Virginia Corp.                                  6,895,245
  323,750    Riata Energy, Inc. (144A)*                           5,989,375
   20,500    Rosetta Resources, Inc.*                               360,390
  325,300    Rosetta Resources, Inc. (144A)*                      5,718,774
  386,850    Southwestern Energy Co.*                            12,495,255
                                                               ------------
                                                               $ 36,523,951
                                                               ------------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                              Value
             Oil & Gas Storage & Transportation - 0.2%
   63,500    Arlington Tankers, Ltd.                            $  1,369,695
                                                                ------------
             Total Energy                                       $ 99,639,111
                                                                ------------
             Materials - 2.8%
             Gold - 1.6%
  770,100    Cambior, Inc.*(b)                                  $  2,464,320
  168,850    Glamis Gold, Ltd.*(b)                                 6,477,086
  667,725    IAMGOLD Corp.*                                        6,296,647
                                                                ------------
                                                                $ 15,238,053
                                                                ------------
             Paper Products - 0.4%
  574,200    Domtar, Inc. (b)                                   $  3,761,010
                                                                ------------
             Specialty Chemicals - 0.2%
  217,639    Chemtura Corp.                                     $  2,139,391
                                                                ------------
             Steel - 0.6%
   29,100    Carpenter Technology                               $  3,253,380
  193,500    NN, Inc.                                              2,519,370
                                                                ------------
                                                                $  5,772,750
                                                                ------------
             Total Materials                                    $ 26,911,204
                                                                ------------
             Capital Goods - 7.7%
             Building Products - 0.1%
   58,600    Goodman Global, Inc.*                              $    993,270
                                                                ------------
             Construction & Engineering - 0.5%
  188,550    Insituform Technologies, Inc.*                     $  4,826,880
                                                                ------------
             Construction, Farm Machinery & Heavy Trucks - 3.8%
  366,325    Commercial Vehicle Group, Inc.*                    $  7,524,316
  367,025    Federal Signal Corp.                                  5,608,142
   79,975    Joy Global, Inc.                                      4,297,857
   42,400    Nacco Industries, Inc.                                6,058,112
  348,400    Wabtec Corp.                                         12,183,548
                                                                ------------
                                                                $ 35,671,975
                                                                ------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
             Electrical Component & Equipment - 2.0%
  499,300    C&D Technologies, Inc.                            $  3,295,380
  977,600    Graftech International, Ltd.*                        6,031,792
1,610,975    Power-One, Inc.*                                     9,891,387
                                                               ------------
                                                               $ 19,218,559
                                                               ------------
             Industrial Machinery - 1.0%
   83,000    Basin Water, Inc.*(b)                             $  1,253,300
  147,517    Flowserve Corp.*(b)                                  7,844,954
                                                               ------------
                                                               $  9,098,254
                                                               ------------
             Trading Companies & Distributors - 0.3%
   81,500    Applied Industrial Technologies, Inc.             $  3,141,825
                                                               ------------
             Total Capital Goods                               $ 72,950,763
                                                               ------------
             Commercial Services & Supplies - 4.6%
             Diversified Commercial Services - 1.7%
  315,500    Cornell Companies, Inc.*                          $  4,984,900
   99,500    Corrections Corporation of America*                  5,089,425
  174,050    School Specialty, Inc.*(b)                           6,272,762
                                                               ------------
                                                               $ 16,347,087
                                                               ------------
             Human Resource & Employment Services - 2.9%
  287,900    Korn/Ferry International*                         $  5,901,950
1,132,100    On Assignment, Inc.*                                13,381,422
  233,300    Watson Wyatt Worldwide, Inc. (b)                     8,361,472
                                                               ------------
                                                               $ 27,644,844
                                                               ------------
             Total Commercial Services & Supplies              $ 43,991,931
                                                               ------------
             Transportation - 4.2%
             Air Freight & Couriers - 1.0%
  114,567    Forward Air Corp.                                 $  4,287,097
  183,525    Pacer International, Inc.                            5,415,823
                                                               ------------
                                                               $  9,702,920
                                                               ------------
             Marine - 0.9%
  122,200    Dryships, Inc. (b)                                $  1,099,800
  231,100    Excel Maritime Carriers, Ltd.*(b)                    1,883,465
  114,200    Genco Shipping & Trading, Ltd. (b)                   1,916,276

20   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
             Marine - (continued)
  426,425    Quintana Maritime, Ltd. (b)                       $  3,351,701
                                                               ------------
                                                               $  8,251,242
                                                               ------------
             Railroads - 1.0%
  328,525    Genesee & Wyoming, Inc.*                          $  9,855,750
                                                               ------------
             Trucking - 1.3%
  108,325    Dollar Thrifty Automotive Group*                  $  4,926,621
  234,314    Universal Truckload Services, Inc.*                  7,540,225
                                                               ------------
                                                               $ 12,466,846
                                                               ------------
             Total Transportation                              $ 40,276,758
                                                               ------------
             Automobiles & Components - 0.8%
             Tires & Rubber - 0.8%
  650,925    Cooper Tire & Rubber*(b)                          $  7,407,527
                                                               ------------
             Total Automobiles & Components                    $  7,407,527
                                                               ------------
             Consumer Durables & Apparel - 0.9%
             Housewares & Specialties - 0.9%
  296,325    Jarden Corp.*(b)                                  $  8,901,603
                                                               ------------
             Total Consumer Durables & Apparel                 $  8,901,603
                                                               ------------
             Consumer Services - 1.3%
             Casinos & Gaming - 0.4%
  262,700    Bally Technologies, Inc.*(b)                      $  4,040,326
                                                               ------------
             Restaurants - 0.9%
  180,300    AFC Enterprises, Inc.*(b)                         $  2,441,262
  346,800    O'Charley's, Inc.*                                   5,774,220
                                                               ------------
                                                               $  8,215,482
                                                               ------------
             Total Consumer Services                           $ 12,255,808
                                                               ------------
             Retailing - 2.9%
             Apparel Retail - 0.8%
  237,675    Stage Stores, Inc.*                               $  7,736,321
                                                               ------------
             Computer & Electronics Retail - 0.3%
  351,100    Tweeter Home Entertainment Group, Inc.*(b)        $  2,433,123
                                                               ------------
             General Merchandise Stores - 0.5%
  330,275    Fred's, Inc. (b)                                  $  4,808,804
                                                                ------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
             Internet Retail - 0.4%
  614,350    1-800-FLOWERS.COM, Inc.*                          $  3,876,549
                                                               ------------
             Specialty Stores - 0.9%
  602,100    Hancock Fabrics, Inc. (b)                         $  1,986,930
  947,575    Rent-Way, Inc.*(b)                                   6,832,016
                                                               ------------
                                                               $  8,818,946
                                                               ------------
             Total Retailing                                   $ 27,673,743
                                                               ------------
             Food, Beverage & Tobacco - 1.0%
             Agricultural Products - 0.3%
  185,700    Fresh Del Monte Produce, Inc. (b)                 $  3,247,893
                                                               ------------
             Packaged Foods & Meats - 0.7%
  408,500    B & G Foods, Inc.                                 $  6,290,900
                                                               ------------
             Total Food, Beverage & Tobacco                    $  9,538,793
                                                               ------------
             Household & Personal Products - 2.3%
             Personal Products - 2.3%
  128,550    Herbalife, Ltd.*                                  $  5,045,588
  812,425    Nu Skin Enterprises, Inc.                           13,941,213
  276,300    Reliv' International, Inc.*                          3,066,930
                                                               ------------
                                                               $ 22,053,731
                                                               ------------
             Total Household & Personal Products               $ 22,053,731
                                                               ------------
             Health Care Equipment & Services - 7.6%
             Health Care Equipment - 1.2%
  204,050    Analogic Corp.                                    $ 11,657,377
                                                               ------------
             Health Care Facilities - 0.7%
   92,800    Lifepoint Hospitals, Inc.*                        $  3,278,624
   72,475    Triad Hospitals, Inc.*                               2,919,293
                                                               ------------
                                                               $  6,197,917
                                                               ------------
             Health Care Services - 3.7%
  143,800    Chemed Corp.                                      $  7,743,630
  644,675    Cross Country Healthcares, Inc.*                    11,365,620
  167,250    Pediatrix Medical Group, Inc.*                       7,725,278
  254,575    Providence Service Corp.*                            7,940,194
                                                               ------------
                                                               $ 34,774,722
                                                               ------------

22   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
             Health Care Supplies - 0.9%
  760,675    Merit Medical Systems, Inc.*                      $  8,709,729
                                                               ------------
             Managed Health Care - 1.1%
  373,275    AMERIGROUP Corp.*                                 $ 10,712,993
                                                               ------------
             Total Health Care Equipment & Services            $ 72,052,738
                                                               ------------
             Pharmaceuticals & Biotechnology - 0.4%
             Biotechnology - 0.3%
  107,875    Cubist Pharmaceuticals, Inc.*                     $  2,553,401
                                                               ------------
             Pharmaceuticals - 0.1%
   79,500    Connetics Corp.*                                  $    934,125
                                                               ------------
             Total Pharmaceuticals & Biotechnology             $  3,487,526
                                                               ------------
             Banks - 5.9%
             Regional Banks - 5.0%
  147,100    Alliance Bankshares Corp.*                        $  2,765,480
  462,550    Cardinal Financial Corp.                             5,624,608
  106,200    City National Corp.                                  7,723,926
  201,000    NBC Capital Corp.*                                   4,040,100
   80,100    Signature Bank*                                      2,861,973
  337,025    Southwest Bancorp, Inc.*                             8,091,970
  718,450    Sterling Bancshares, Inc.                           12,278,311
  200,100    Texas Capital Bancshares, Inc.*                      4,592,295
                                                               ------------
                                                               $ 47,978,663
                                                               ------------
             Thrifts & Mortgage Finance - 0.9%
  329,300    BankAtlantic Bancorp, Inc.                        $  4,840,710
  179,750    Provident Financial Services, Inc.                   3,300,210
                                                               ------------
                                                               $  8,140,920
                                                               ------------
             Total Banks                                       $ 56,119,583
                                                               ------------
             Diversified Financials - 5.4%
             Asset Management & Custody Banks - 1.5%
  743,356    Apollo Investment Corp.+                          $ 14,153,497
                                                               ------------
             Consumer Finance - 2.1%
  159,800    Advanta Corp.                                     $  5,346,908
  187,125    Advanta Corp. (Class B)                              6,848,775
  153,400    Cash America International, Inc.                     4,720,118

The accompanying notes are an integral part of these financial statements.   23

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                             Value
             Consumer Finance - (continued)
   68,650    The First Marblehead Corp. (b)                    $  3,114,651
                                                               ------------
                                                               $ 20,030,452
                                                               ------------
             Investment Banking & Brokerage - 1.0%
  175,675    A.G. Edwards, Inc.                                $  9,416,180
                                                               ------------
             Multi-Sector Holding - 0.5%
  360,700    Compass Diversified Trust*(b)                     $  5,392,465
                                                               ------------
             Specialized Finance - 0.3%
   88,500    Nasdaq Stock Market, Inc.*                        $  2,693,940
                                                               ------------
             Total Diversified Financials                      $ 51,686,534
                                                               ------------
             Insurance - 5.6%
             Life & Health Insurance - 0.4%
  314,750    American Equity Investment Life Holding*(b)       $  4,107,488
                                                               ------------
             Multi-Line Insurance - 0.4%
1,378,100    Quanta Capital Holdings*                          $  3,335,002
                                                               ------------
             Property & Casualty Insurance - 2.1%
  567,550    Assured Guaranty, Ltd.+                           $ 14,137,671
   96,600    National Interstate Corp. (b)                        2,176,398
   68,750    Selective Insurance Group, Inc.                      3,746,875
                                                               ------------
                                                               $ 20,060,944
                                                               ------------
             Reinsurance - 2.7%
  402,875    IPC Holdings, Ltd. (b)                            $  9,822,093
  174,000    Max Re Capital, Ltd.                                 4,176,000
  190,550    Odyssey Re Holdings Corp. (b)                        4,664,664
  138,725    Platinum Underwriter Holdings, Ltd.                  3,737,252
  261,625    Ram Holdings, Ltd.*                                  3,374,963
                                                               ------------
                                                               $ 25,774,972
                                                               ------------
             Total Insurance                                   $ 53,278,406
                                                               ------------
             Real Estate - 4.4%
             Mortgage Real Estate Investment Trusts - 2.5%
  376,400    Annaly Mortgage Management, Inc. (b)              $  4,893,200
  185,185    Capital Trust, Inc.                                  6,307,401
  994,775    Deerfield Triarc Capital Corp.                      12,912,180
                                                               ------------
                                                               $ 24,112,781
                                                               ------------

24   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                             Value
             Office Real Estate Investment Trusts - 1.2%
  401,661    BioMed Property Trust, Inc.                       $ 11,515,621
                                                               ------------
             Retail Real Estate Investment Trusts - 0.7%
  552,550    Feldman Mall Properties, Inc.                     $  6,492,463
                                                               ------------
             Total Real Estate                                 $ 42,120,865
                                                               ------------
             Software & Services - 7.1%
             Application Software - 4.5%
  968,550    Aspen Technology, Inc.*(b)                        $ 11,332,035
  560,300    Bottomline Technologies, Inc.*                       5,636,618
  253,150    Corel Corp.*(b)                                      3,339,049
  479,775    Sonic Solutions*(b)                                  7,321,367
  218,150    SPSS, Inc.*                                          8,071,550
  892,200    TIBCO Software, Inc.*                                6,843,174
                                                               ------------
                                                               $ 42,543,793
                                                               ------------
             IT Consulting & Other Services - 0.9%
  422,400    Gartner Group, Inc.*                              $  6,610,560
  138,884    NCI, Inc.*                                           1,887,434
                                                               ------------
                                                               $  8,497,994
                                                               ------------
             Systems Software - 1.7%
1,183,400    Borland Software Corp.*                           $  6,260,186
  323,700    Internet Security Systems, Inc.*                     6,629,376
  192,375    Sybase, Inc.*                                        3,918,679
                                                               ------------
                                                               $ 16,808,241
                                                               ------------
             Total Software & Services                         $ 67,850,028
                                                               ------------
             Technology Hardware & Equipment - 9.7%
             Communications Equipment - 3.2%
  227,600    Black Box Corp.                                   $ 11,755,540
  370,600    Dycom Industries, Inc.*                              7,982,724
1,403,100    Symmetricom, Inc.*(b)                               10,172,475
                                                               ------------
                                                               $ 29,910,739
                                                               ------------
             Computer Hardware - 1.9%
  363,275    Avid Technology, Inc.*(b)                         $ 14,309,402
1,535,200    Concurrent Computer Corp.*(b)                        4,160,392
                                                               ------------
                                                               $ 18,469,794
                                                               ------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)

   Shares                                                             Value
             Computer Storage & Peripherals - 0.3%
  131,975    Eletronics for Imaging, Inc.*                     $  3,092,174
                                                               ------------
             Electronic Equipment & Instruments - 1.6%
  121,300    Electro Scientific Industries, Inc.*              $  2,412,657
  195,422    Planar Systems, Inc.*(b)                             2,614,746
  438,400    Technitrol, Inc.                                    10,004,288
                                                               ------------
                                                               $ 15,031,691
                                                               ------------
             Electronic Manufacturing Services - 1.2%
  338,650    Mercury Computer Systems, Inc.*                   $  5,560,633
  643,625    Smart Modular Technologies (WWH), Inc.*              5,528,739
                                                               ------------
                                                               $ 11,089,372
                                                               ------------
             Technology Distributors - 1.5%
  792,775    Insight Enterprises, Inc.*                        $ 14,380,939
                                                               ------------
             Total Technology Hardware & Equipment             $ 91,974,709
                                                               ------------
             Semiconductors - 0.9%
             Semiconductor Equipment - 0.3%
  245,525    Brooks Automation, Inc.*                          $  2,965,942
                                                               ------------
             Semiconductors - 0.6%
  870,400    Lattice Semiconductor Corp.*                      $  5,248,512
                                                               ------------
             Total Semiconductors                              $  8,214,454
                                                               ------------
             Telecommunication Services - 1.4%
             Integrated Telecommunication Services - 1.4%
1,031,225    Alaska Communications Systems Group, Inc.         $ 12,807,816
                                                               ------------
             Total Telecommunication Services                  $ 12,807,816
                                                               ------------
             Utilities - 2.1%
             Gas Utilities - 2.1%
  208,875    AGL Resources, Inc.                               $  7,638,559
  129,650    Energen Corp.                                        4,392,542
  202,850    People's Energy Corp. (b)                            7,610,932
                                                               ------------
                                                               $ 19,642,033
                                                               ------------
             Total Utilities                                   $ 19,642,033
                                                               ------------
             TOTAL COMMON STOCKS
             (Cost $693,258,749)                               $850,835,664
                                                               ------------

26   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Shares                                                            Value
             EXCHANGE TRADED FUNDS - 2.5%
    133,375  Russell 2000 Exchange Traded Fund (b)             $    9,585,661
     63,825  Russell 2000 Growth Exchange Traded Fund (b)           4,731,347
    135,600  Russell 2000 Value Exchange Traded Fund (b)            9,736,080
                                                               --------------
                                                               $   24,053,088
                                                               --------------
             TOTAL EXCHANGE TRADED FUNDS
             (Cost $21,528,096)                                $   24,053,088
                                                               --------------

  Principal
     Amount
             TEMPORARY CASH INVESTMENTS - 22.3%
             Repurchase Agreement - 6.3%
$59,800,000  UBS Warburg, Inc., 4.8%, dated 5/31/06, repur-
             chase price of $59,800,000 plus accrued inter-
             est on 6/1/06 collateralized by $61,073,000
             U.S. Treasury Bill, 4.875%, 5/15/09               $   59,800,000
                                                               --------------


     Shares
             Security Lending Collateral - 16.0%
151,860,353  Securities Lending Investment Fund, 4.97%         $  151,860,353
                                                               --------------
             TOTAL TEMPORARY CASH INVESTMENTS
             (Cost $211,660,353)                               $  211,660,353
                                                               --------------
             TOTAL INVESTMENT IN SECURITIES - 114.6%
             (Cost $930,804,698)(a)(b)                         $1,089,355,335
                                                               --------------
             OTHER ASSETS AND LIABILITIES - (14.6)%            $ (138,414,110)
                                                               --------------
             TOTAL NET ASSETS - 100.0%                         $  950,941,225
                                                               ==============

The accompanying notes are an integral part of these financial statements.   27

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

*      Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At
       May 31, 2006, the value of these securities amounted to $17,171,473 or 1.8% of total net assets.

(a) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $931,175,014 was as follows:

         Aggregate gross unrealized gain for all investments in which there is
         an excess of value over tax cost                                        $200,928,450
         Aggregate gross unrealized loss for all investments in which there is
         an excess of tax cost over value                                         (42,748,129)
                                                                                 ------------
         Net unrealized gain                                                     $158,180,321
                                                                                 ============

28   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(b)  At May 31, 2006, the following securities were out on loan:

    Shares   Security                                             Value
  178,400    AFC Enterprises, Inc.*                            $  2,415,536
  175,000    American Equity Investment Life Holding*             2,283,750
  266,893    Annaly Mortgage Management, Inc.                     3,469,609
  958,864    Aspen Technology, Inc.*                             11,218,709
   37,900    Avid Technology, Inc.*                               1,492,881
  260,073    Bally Technologies, Inc.*                            3,999,923
   24,800    Basin Water, Inc.*                                     374,480
  688,100    Cambior, Inc.*                                       2,201,920
  357,093    Compass Diversified Trust*                           5,338,540
  795,200    Concurrent Computer Corp.*                           2,154,992
  644,416    Cooper Tire & Rubber*                                7,333,454
   27,800    Corel Corp.*                                           366,682
  568,458    Domtar, Inc.                                         3,723,400
  120,978    Dryships, Inc.                                       1,088,802
  225,300    Excel Maritime Carriers, Ltd.*                       1,836,195
   67,963    The First Marblehead Corp.                           3,083,481
   71,300    Flowserve Corp.*                                     3,791,734
  138,000    Forest Oil Corp.*                                    4,504,320
   32,500    Fred's, Inc.                                           473,200
  183,843    Fresh Del Monte Produce, Inc.                        3,215,414
   24,900    Genco Shipping & Trading, Ltd.                         417,822
   65,500    Glamis Gold, Ltd.*                                   2,512,580
  405,000    Hancock Fabrics, Inc.                                1,336,500
   37,300    IPC Holdings, Ltd.                                     909,374
  132,041    Russell 2000 Exchange Traded Fund                    9,489,787
   63,167    Russell 2000 Growth Exchange Traded Fund             4,682,570
  134,244    Russell 2000 Value Exchange Traded Fund              9,638,719
  188,421    Jarden Corp.*                                        5,660,167
  133,599    Massey Energy Co.                                    4,985,915
    2,800    National Interstate Corp.                               63,084
  188,644    Odyssey Re Holdings Corp.                            4,618,005
  200,821    People's Energy Corp.                                7,534,804
   33,700    Planar Systems, Inc.*                                  450,906
    6,200    Quanta Capital Holdings, 10.25%, 12/1/49                99,820
  422,161    Quintana Maritime, Ltd.                              3,318,185
  521,200    Rent-Way, Inc.*                                      3,757,852
   71,200    School Specialty, Inc.*                              2,566,048
  386,372    Sonic Solutions*                                     5,896,037
  831,900    Symmetricom, Inc.*                                   6,031,275
  291,300    Tweeter Home Entertainment Group, Inc.*              2,018,709
  186,200    Watson Wyatt Worldwide, Inc.                         6,673,408
                                                               ------------
             Total                                             $147,028,589
                                                               ============

The accompanying notes are an integral part of these financial statements.   29

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

+ At May 31, 2006, the following securities have been pledged to cover margin requirements for open futures contracts:

   Shares    Security                                             Value
  159,300    Assured Guaranty, Ltd.                            $  1,949,036
   41,150    Apollo Investment Corp.                                384,958
                                                               ------------
             Total                                             $  2,333,994
                                                               ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2006 aggregated $284,318,796 and $290,864,193, respectively.

30   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $147,028,589) (cost $930,804,698)               $1,089,355,335
  Receivables -
    Investment securities sold                                    13,915,296
    Fund shares sold                                               1,358,767
    Variation margin on futures contracts                            540,000
    Dividends, interest and foreign taxes withheld                   491,357
  Other                                                               47,219
                                                              --------------
      Total assets                                            $1,105,707,974
                                                              --------------
LIABILITIES:
  Payables -
    Investment securities purchased                           $      457,091
    Fund shares repurchased                                        1,357,993
    Upon return of securities loaned                             151,860,353
  Due to bank                                                        820,805
  Due to affiliates                                                  139,889
  Accrued expenses                                                   130,618
                                                              --------------
      Total liabilities                                       $  154,766,749
                                                              --------------
NET ASSETS:
  Paid-in capital                                             $  711,901,571
  Distributions in excess of net investment income                  (312,986)
  Accumulated net realized gain on investments and futures
    contracts                                                     82,980,215
  Net unrealized gain on investments                             158,550,637
  Net unrealized loss on futures contracts                        (2,178,212)
                                                              --------------
      Total net assets                                        $  950,941,225
                                                              ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $568,134,566/16,854,285 shares)           $        33.71
                                                              ==============
  Class B (based on $152,742,437/4,940,134 shares)            $        30.92
                                                              ==============
  Class C (based on $134,156,702/4,137,331 shares)            $        32.43
                                                              ==============
  Investor Class (based on $46,008,609/1,358,125 shares)      $        33.88
                                                              ==============
  Class R (based on $10,933,685/325,035 shares)               $        33.64
                                                              ==============
  Class Y (based on $38,965,226/1,143,600 shares)             $        34.07
                                                              ==============
MAXIMUM OFFERING PRICE:
  Class A ($33.71 [divided by] 94.25%)                        $        35.77
                                                              ==============

The accompanying notes are an integral part of these financial statements.   31

Pioneer Small Cap Value Fund
-----------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-----------------------------------------------------------------------------

For the Six Months Ended 5/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $4,735)         $  5,230,063
  Interest                                                       1,140,687
  Income from securities loaned, net                               454,645
                                                              ------------
      Total investment income                                                 $  6,825,395
                                                                              ------------
EXPENSES:
  Management fees                                             $  3,736,103
  Transfer agent fees and expenses
    Class A                                                        571,966
    Class B                                                        270,843
    Class C                                                        160,698
    Investor Class                                                  54,666
    Class R                                                          2,573
    Class Y                                                            225
  Distribution fees
    Class A                                                        634,359
    Class B                                                        785,076
    Class C                                                        642,770
    Class R                                                         23,858
  Administrative reimbursements                                     74,383
  Custodian fees                                                    26,554
  Registration fees                                                 62,062
  Professional fees                                                 40,922
  Printing expense                                                  43,316
  Fees and expenses of nonaffiliated trustees                       12,681
  Miscellaneous                                                      7,357
                                                              ------------
      Total expenses                                                          $  7,150,412
      Less fees paid indirectly                                                    (12,031)
                                                                              ------------
      Net expenses                                                            $  7,138,381
                                                                              ------------
      Net investment loss                                                     $   (312,986)
                                                                              ============
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS,
FUTURES CONTRACTS AND FOREIGN CURRENCY
TRANSACTIONS:
  Net realized gain (loss) on:
    Investments                                               $ 81,874,094
    Futures contracts                                            1,812,231
    Other assets and liabilities denominated in foreign
      currencies                                                    (7,436)   $ 83,678,889
                                                              ------------    ------------
  Change in net unrealized gain (loss) on:
    Investments                                               $(28,270,523)
    Futures contracts                                           (2,509,687)   $(30,780,210)
                                                              ------------    ------------
      Net gain on investments, futures contracts and foreign
        currency transactions                                                 $ 52,898,679
                                                                              ------------
      Net increase in net assets resulting from operations                    $ 52,585,693
                                                                              ============

32   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
-----------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

For the Six Months Ended 5/31/06 and the Year Ended 11/30/05


                                                               Six Months
                                                                 Ended          Year
                                                                5/31/06         Ended
                                                              (unaudited)      11/30/05
FROM OPERATIONS:
Net investment loss                                           $    312,986)   $ (1,755,908)
Net realized gain on investments, futures contracts
  and foreign currency transactions                             83,678,889      87,350,744
Change in net unrealized gain (loss) on investments
  and futures contracts                                        (30,780,210)        149,490
                                                              ------------    ------------
    Net increase in net assets resulting from
      operations                                              $ 52,585,693    $ 85,744,326
                                                              ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net realized gain:
    Class A ($0.60 and $3.50 per share, respectively)         $ (7,134,672)   $(37,428,239)
    Class B ($0.60 and $3.50 per share, respectively)           (2,738,762)    (15,064,054)
    Class C ($0.60 and $3.50 per share, respectively)           (2,157,972)    (11,313,660)
    Investor Class ($0.60 and $3.50 per share,
      respectively)                                               (872,614)     (4,714,271)
    Class R ($0.60 and $3.50 per share, respectively)             (152,945)       (788,793)
    Class Y ($0.60 and $3.50 per share, respectively)             (431,560)     (2,285,748)
                                                              ------------    ------------
      Total distributions to shareowners                      $(13,488,525)   $(71,594,765)
                                                              ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                              $164,596,064    $216,899,813
Shares issued in reorganization                                170,036,861      62,428,510
Reinvestment of distributions                                   11,546,416      61,098,619
Cost of shares repurchased                                    (143,620,229)   (226,604,040)
                                                              ------------    ------------
    Net increase in net assets resulting from
      Fund share transactions                                 $202,559,112    $113,822,902
                                                              ------------    ------------
    Net increase in net assets                                $241,656,280    $127,972,463
NET ASSETS:
Beginning of period                                            709,284,945     581,312,482
                                                              ------------    ------------
End of period (including distributions in excess of net
  investment income of ($312,986) and $0,
  respectively)                                               $950,941,225    $709,284,945
                                                              ============    ============

The accompanying notes are an integral part of these financial statements.   33

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                (continued)
--------------------------------------------------------------------------------

                                     '06 Shares     '06 Amount        '05 Shares      '05 Amount
                                     (unaudited)    (unaudited)
CLASS A
Shares sold                           3,204,332    $ 109,398,026       4,177,605    $  134,843,985
Shares issued in reorganization       4,088,674      133,781,391               -                 -
Reinvestment of distributions           193,580        6,320,410       1,038,623        33,038,621
Less shares repurchased              (2,408,966)     (81,149,251)     (3,386,144)     (109,074,811)
                                     ----------    -------------      ----------    --------------
    Net increase                      5,077,620    $ 168,350,576       1,830,084    $   58,807,795
                                     ==========    =============      ==========    ==============
CLASS B
Shares sold                             384,036    $  11,895,114         726,432    $   22,088,740
Shares issued in reorganization         746,391       22,473,843               -                 -
Reinvestment of distributions            81,002        2,434,045         452,366        13,276,999
Less shares repurchased              (1,060,254)     (32,877,028)     (2,150,395)      (64,328,360)
                                     ----------    -------------      ----------    --------------
    Net increase (decrease)             151,175    $   3,925,974        (971,597)   $  (28,962,621)
                                     ==========    =============      ==========    ==============
CLASS C
Shares sold                             714,031    $  23,136,618       1,110,944    $   34,766,584
Shares issued in reorganization         426,057       13,446,355               -                 -
Reinvestment of distributions            45,055        1,419,126         243,018         7,470,376
Less shares repurchased                (626,256)     (20,282,763)       (929,080)      (29,015,187)
                                     ----------    -------------      ----------    --------------
    Net increase                        558,887    $  17,719,336         424,882    $   13,221,773
                                     ==========    =============      ==========    ==============
INVESTOR CLASS
Shares sold                                   -    $           -               -    $            -
Shares issued in reorganization               -                -       2,027,558        62,428,510
Reinvestment of distributions            25,716          843,214         142,652         4,554,873
Less shares repurchased                (152,114)      (5,137,766)       (685,687)      (21,747,049)
                                     ----------    -------------      ----------    --------------
    Net increase (decrease)            (126,398)   $  (4,294,552)      1,484,523    $   45,236,334
                                     ==========    =============      ==========    ==============
CLASS R
Shares sold                             105,810    $   3,565,877         181,785    $    5,830,590
Shares issued in reorganization          10,262          335,272               -                 -
Reinvestment of distributions             4,352          141,885          21,997           698,650
Less shares repurchased                 (46,768)      (1,564,862)        (37,810)       (1,202,918)
                                     ----------    -------------      ----------    --------------
    Net increase                         73,656    $   2,478,172         165,972    $    5,326,322
                                     ==========    =============      ==========    ==============
CLASS Y
Shares sold                             483,792    $  16,600,429         588,061    $   19,369,914
Reinvestment of distributions            11,767          387,736          64,207         2,059,100
Less shares repurchased                 (77,866)      (2,608,559)        (36,339)       (1,235,715)
                                     ----------    -------------      ----------    --------------
    Net increase                        417,693    $  14,379,606         615,929    $   20,193,299
                                     ==========    =============      ==========    ==============

34   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                       5/31/06       Year Ended
                                                                     (unaudited)      11/30/05
CLASS A
Net asset value, beginning of period                                    $  32.06       $  31.21
                                                                        --------       --------
Increase (decrease) from investment operations:
  Net investment income (loss)                                          $   0.02       $      -(a)
  Net realized and unrealized gain (loss) on investments, futures
    contracts and foreign currency transactions                             2.23           4.35
                                                                        --------       --------
  Net increase (decrease) from investment operations                    $   2.25       $   4.35
Distributions to shareowners:
  Net realized gain                                                        (0.60)         (3.50)
                                                                        --------       --------
Net increase (decrease) in net asset value                              $   1.65       $   0.85
                                                                        --------       --------
Net asset value, end of period                                          $  33.71       $  32.06
                                                                        ========       ========
Total return*                                                               7.08%         14.02%
Ratio of net expenses to average net assets+                                1.39%**        1.48%
Ratio of net investment income (loss) to average net assets+                0.16%**        0.00%(a)
Portfolio turnover rate                                                       69%**          42%
Net assets, end of period (in thousands)                                $568,135       $377,533
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              1.39%**        1.48%
  Net investment income (loss)                                              0.16%**        0.00%(a)
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              1.39%**        1.48%
  Net investment income (loss)                                              0.16%**        0.00%(a)

                                                                      Year Ended     Year Ended    Year Ended   Year Ended
                                                                       11/30/04       11/30/03      11/30/02     11/30/01
CLASS A
Net asset value, beginning of period                                    $  27.10       $  21.51      $  22.46      $ 20.10
                                                                        --------       --------      --------      -------
Increase (decrease) from investment operations:
  Net investment income (loss)                                          $  (0.13)      $  (0.07)     $  (0.24)     $ (0.09)
  Net realized and unrealized gain (loss) on investments, futures
    contracts and foreign currency transactions                             6.88           5.78         (0.69)        3.29
                                                                        --------       --------      --------      -------
  Net increase (decrease) from investment operations                    $   6.75       $   5.71      $  (0.93)     $  3.20
Distributions to shareowners:
  Net realized gain                                                        (2.64)         (0.12)        (0.02)       (0.84)
                                                                        --------       --------      --------      -------
Net increase (decrease) in net asset value                              $   4.11       $   5.59      $  (0.95)     $  2.36
                                                                        --------       --------      --------      -------
Net asset value, end of period                                          $  31.21       $  27.10      $  21.51      $ 22.46
                                                                        ========       ========      ========      =======
Total return*                                                              25.01%         26.56%        (4.16)%      15.92%
Ratio of net expenses to average net assets+                                1.50%          1.66%         1.65%        1.79%
Ratio of net investment income (loss) to average net assets+               (0.51)%        (0.32)%       (0.49)%      (0.33)%
Portfolio turnover rate                                                       35%            37%           31%          49%
Net assets, end of period (in thousands)                                $310,442       $201,892      $139,170      $73,855
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              1.50%          1.66%         1.65%        1.79%
  Net investment income (loss)                                             (0.51)%        (0.32)%       (0.49)%      (0.33)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              1.50%          1.65%         1.63%        1.76%
  Net investment income (loss)                                             (0.51)%        (0.31)%       (0.47)%      (0.30)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.
(a)  Amount rounds to less than one cent per share or less than 0.01%.

The accompanying notes are an integral part of these financial statements.   35

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                       5/31/06       Year Ended
                                                                     (unaudited)      11/30/05
CLASS B
Net asset value, beginning of period                                    $  29.58       $  29.27
                                                                        --------       --------
Increase (decrease) from investment operations:
  Net investment loss                                                   $  (0.11)      $  (0.25)
  Net realized and unrealized gain (loss) on investments, futures
    contracts and foreign currency transactions                             2.05           4.06
                                                                        --------       --------
  Net increase (decrease) from investment operations                    $   1.94       $   3.81
Distributions to shareowners:
  Net realized gain                                                        (0.60)         (3.50)
                                                                        --------       --------
Net increase (decrease) in net asset value                              $   1.34       $   0.31
                                                                        --------       --------
Net asset value, end of period                                          $  30.92       $  29.58
                                                                        ========       ========
Total return*                                                               6.62%         13.11%
Ratio of net expenses to average net assets+                                2.25%**        2.29%
Ratio of net investment loss to average net assets+                        (0.69)%**      (0.81)%
Portfolio turnover rate                                                       69%**          42%
Net assets, end of period (in thousands)                                $152,742       $ 141,637
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                             2.25%**         2.29%
  Net investment loss                                                     (0.69)%**       (0.81)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                             2.25%**         2.28%
  Net investment loss                                                     (0.69)%**       (0.80)%

                                                                      Year Ended     Year Ended    Year Ended   Year Ended
                                                                       11/30/04       11/30/03      11/30/02     11/30/01
CLASS B
Net asset value, beginning of period                                    $  25.75       $  20.60      $  21.67      $ 19.56
                                                                        --------       --------      --------      -------
Increase (decrease) from investment operations:
  Net investment loss                                                   $  (0.34)      $  (0.23)     $  (0.47)     $ (0.22)
  Net realized and unrealized gain (loss) on investments, futures
    contracts and foreign currency transactions                             6.50           5.50         (0.58)        3.17
                                                                        --------       --------      --------      -------
  Net increase (decrease) from investment operations                    $   6.16       $   5.27      $  (1.05)     $  2.95
Distributions to shareowners:
  Net realized gain                                                        (2.64)         (0.12)        (0.02)       (0.84)
                                                                        --------       --------      --------      -------
Net increase (decrease) in net asset value                              $   3.52       $   5.15      $  (1.07)     $  2.11
                                                                        --------       --------      --------      -------
Net asset value, end of period                                          $  29.27       $  25.75      $  20.60      $ 21.67
                                                                        ========       ========      ========      =======
Total return*                                                              24.03%         25.60%        (4.86)%      15.08%
Ratio of net expenses to average net assets+                                2.29%          2.45%         2.41%        2.52%
Ratio of net investment loss to average net assets+                        (1.29)%        (1.10)%       (1.25)%      (1.06)%
Portfolio turnover rate                                                       35%            37%           31%          49%
Net assets, end of period (in thousands)                                $168,601       $133,705      $108,444      $89,440
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              2.29%          2.45%         2.41%        2.52%
  Net investment loss                                                      (1.29)%        (1.10)%       (1.25)%      (1.06)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              2.28%          2.45%         2.39%        2.49%
  Net investment loss                                                      (1.28)%        (1.10)%       (1.23)%      (1.03)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

36   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     Six Months
                                                                       Ended
                                                                       5/31/06       Year Ended
                                                                     (unaudited)      11/30/05
CLASS C
Net asset value, beginning of period                                    $  30.98       $  30.49
                                                                        --------       --------
Increase (decrease) from investment operations:
  Net investment loss                                                   $  (0.09)      $  (0.22)
  Net realized and unrealized gain on investments, futures
    contracts and foreign currency transactions                             2.14           4.21
                                                                        --------       --------
    Net increase (decrease) from investment operations                  $   2.05       $   3.99
Distributions to shareowners:
  Net realized gain                                                        (0.60)         (3.50)
                                                                        --------       --------
Net increase (decrease) in net asset value                              $   1.45       $   0.49
                                                                        --------       --------
Net asset value, end of period                                          $  32.43       $  30.98
                                                                        ========       ========
Total return*                                                               6.67%         13.17%
Ratio of net expenses to average net assets+                                2.16%**        2.25%
Ratio of net investment loss to average net assets+                        (0.60)%**      (0.77)%
Portfolio turnover rate                                                       69%**          42%
Net assets, end of period (in thousands)                                $134,157       $110,847
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              2.16%**        2.25%
  Net investment loss                                                      (0.60)%**      (0.77)%
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              2.16%**        2.25%
  Net investment loss                                                      (0.60)%**      (0.77)%

                                                                                                                 9/28/01(a)
                                                                      Year Ended     Year Ended    Year Ended       to
                                                                       11/30/04       11/30/03      11/30/02     11/30/01
CLASS C
Net asset value, beginning of period                                    $  26.73       $  21.37      $  22.44      $ 20.77
                                                                        --------       --------      --------      -------
Increase (decrease) from investment operations:
  Net investment loss                                                   $  (0.32)      $  (0.19)     $  (3.19)     $ (0.02)
  Net realized and unrealized gain on investments, futures
    contracts and foreign currency transactions                             6.72           5.67          2.14         2.53
                                                                        --------       --------      --------      -------
    Net increase (decrease) from investment operations                  $   6.40       $   5.48      $  (1.05)     $  2.51
Distributions to shareowners:
  Net realized gain                                                        (2.64)         (0.12)        (0.02)       (0.84)
                                                                        --------       --------      --------      -------
Net increase (decrease) in net asset value                              $   3.76       $   5.36      $  (1.07)     $  1.67
                                                                        --------       --------      --------      -------
Net asset value, end of period                                          $  30.49       $  26.73      $  21.37      $ 22.44
                                                                        ========       ========      ========      =======
Total return*                                                              24.04%         25.66%        (4.69)%      12.09%
Ratio of net expenses to average net assets+                                2.25%          2.38%         2.31%        2.71%**
Ratio of net investment loss to average net assets+                        (1.26)%        (1.04)%       (1.13)%      (1.47)%**
Portfolio turnover rate                                                       35%            37%           31%          49%
Net assets, end of period (in thousands)                                $ 96,165       $ 54,888      $ 29,357      $   857
Ratios with no waiver of management fees and assumption of
  expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                              2.25%          2.38%         2.31%        2.54%**
  Net investment loss                                                      (1.26)%        (1.04)%       (1.13)%      (1.30)%**
Ratios with waiver of management fees and assumption of
  expenses by PIM and reduction for fees paid indirectly:
  Net expenses                                                              2.25%          2.38%         2.28%        2.54%**
  Net investment loss                                                      (1.26)%        (1.04)%       (1.10)%      (1.30)%**

(a)  Class C shares were first publicly offered on September 28, 2001.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                      Six Months
                                                         Ended        12/10/04 (b)
                                                        5/31/06           to
                                                      (unaudited)     11/30/05
INVESTOR CLASS
Net asset value, beginning of period                     $  32.17       $  30.79
                                                         --------       --------
Increase from investment operations:
  Net investment income                                  $   0.08       $   0.12
  Net realized and unrealized gain on investments,
    futures contracts and foreign currency
    transactions                                             2.23           4.76
                                                         --------       --------
    Net increase from investment operations              $   2.31       $   4.88
Distributions to shareowners:
  Net realized gain                                         (0.60)         (3.50)
                                                         --------       --------
Net increase in net asset value                          $   1.71       $   1.38
                                                         --------       --------
Net asset value, end of period                           $  33.88       $  32.17
                                                         --------       --------
Total return*                                                7.24%         15.93%(a)
Ratio of net expenses to average net assets+                 1.14%**        1.14%**
Ratio of net investment income to average net
  assets+                                                    0.43%**        0.35%**
Portfolio turnover rate                                        69%**          42%
Net assets, end of period (in thousands)                 $ 46,009       $ 47,763
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no reduction
  for fees paid indirectly:
  Net expenses                                               1.14%**        1.14%**
  Net investment income                                      0.43%**        0.35%**
Ratios with waiver of management fees and
  assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                               1.14%**        1.14%**
  Net investment income                                      0.43%**        0.35%**

(a)  Not annualized.
(b)  Investor Class shares were issued in reorganization on December 10, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                            Six Months
                                                                              Ended                                   4/1/03(a)
                                                                             5/31/06      Year Ended    Year Ended       to
                                                                           (unaudited)     11/30/05      11/30/04     11/30/03
CLASS R
Net asset value, beginning of period                                          $  32.00      $  31.21     $  27.11     $  19.59
                                                                              --------      --------     --------     --------
Increase from investment operations:
  Net investment income (loss)                                                $   0.01      $  (0.04)    $  (0.12)    $  (0.00)(b)
  Net realized and unrealized gain on investments, futures contracts and
    foreign currency transactions                                                 2.23          4.33         6.86         7.64
                                                                              --------      --------     --------     --------
    Net increase from investment operations                                   $   2.24      $   4.29     $   6.74     $   7.64
Distributions to shareowners:
  Net realized gain                                                              (0.60)        (3.50)       (2.64)       (0.12)
                                                                              --------      --------     --------     --------
Net increase in net asset value                                               $   1.64      $   0.79     $   4.10     $   7.52
                                                                              --------      --------     --------     --------
Net asset value, end of period                                                $  33.64      $  32.00     $  31.21     $  27.11
                                                                              ========      ========     ========     ========
Total return*                                                                     7.06%        13.82%       24.96%       39.01%
Ratio of net expenses to average net assets+                                      1.47%**       1.67%        1.53%        1.52%**
Ratio of net investment income (loss) to average net assets+                      0.10%**      (0.19)%      (0.55)%      (0.27)%**
Portfolio turnover rate                                                             69%**         42%          35%          37%
Net assets, end of period (in thousands)                                      $ 10,934      $  8,045     $   2,666    $  1,023
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
  Net expenses                                                                    1.47%**       1.67%        1.53%        1.52%**
  Net investment income (loss)                                                    0.10%**      (0.19)%      (0.55)%      (0.27)%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                                                    1.47%**       1.67%        1.53%        1.52%**
  Net investment income (loss)                                                    0.10%**      (0.19)%      (0.55)%      (0.27)%**

(a)  Class R shares were first publicly offered on April 1, 2003.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      Six Months
                                                         Ended                       8/11/04 (a)
                                                        5/31/06       Year Ended         to
                                                      (unaudited)      11/30/05       11/30/04
CLASS Y
Net asset value, beginning of period                      $ 32.32        $ 31.27         $ 28.72
                                                          -------        -------         -------
Increase from investment operations:
  Net investment income (loss)                            $  0.09        $  0.06         $ (0.00)(b)
  Net realized and unrealized gain on
    investments, futures contracts and foreign
    currency transactions                                    2.26           4.49            5.19
                                                          -------        -------         -------
    Net gain from investment operations                   $  2.35        $  4.55         $  5.19
Distributions to shareowners:
  Net realized gain                                         (0.60)         (3.50)          (2.64)
                                                          -------        -------         -------
Net increase in net asset value                           $  1.75        $  1.05         $  2.55
                                                          -------        -------         -------
Net asset value, end of period                            $ 34.07        $ 32.32         $ 31.27
                                                          =======        =======         =======
Total return*                                                7.33%         14.63%          18.17%
Ratio of net expenses to average net assets+                 0.92%**        0.94%           0.93%**
Ratio of net investment income to average
  net assets+                                                0.65%**        0.48%           0.06%**
Portfolio turnover rate                                        69%**          42%             35%
Net assets, end of period (in thousands)                  $38,965        $23,460         $ 3,439
Ratios with no waiver of management fees
  and assumption of expenses by PIM and
  no reduction for fees paid indirectly:
  Net expenses                                               0.92%**        0.94%           0.93%**
  Net investment income                                      0.65%**        0.48%           0.06%**
Ratios with reduction for fees paid indirectly:
  Net expenses                                               0.92%**        0.94%           0.93%**
  Net investment income                                      0.65%**        0.48%           0.06%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
(b)  Amount rounds to less than one cent per share.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.

40   The accompanying notes are an integral part of these financial statements.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Small Cap Value Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Class C, Class R and Class Y shares were first publicly offered on September 28, 2001, April 1, 2003 and August 11, 2004, respectively. Investor Class shares were first issued on December 10, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. All Investor Class shares of the Fund, whenever issued, convert to Class A shares of the Fund on December 10, 2006. Each class of shares represents an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

Investments in small companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies. The Fund invests in REIT securities, the value of which can fall for a variety of reasons, such as declines in rental income, fluctuating interest rates, poor property management, environmental liabilities, uninsured damage, increased competition, or changes in real estate tax laws. At times, the Fund's

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security, including a non-U.S. security, when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At May 31, 2006 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income, including interest on income bearing cash accounts, is recorded on the accrual basis net of unrecoverable taxes withheld at the applicable country rates.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. The Fund had no outstanding portfolio or settlement hedges as of May 31, 2006.

D.   Futures Contracts

     The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market and counterparty risks, which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss.

     At May 31, 2006 open futures contracts were as follows:

--------------------------------------------------------------------------------
                Number of
                Contracts     Settlement      Market      Unrealized
    Type       Long/(Short)     Month         Value          Loss
--------------------------------------------------------------------------------
Russell 2000       100           6/06      $36,110,000   ($2,178,212)
--------------------------------------------------------------------------------

E.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2005 was as follows:

--------------------------------------------------------------------------------
                                      2005
                                   -----------
Distributions paid from:
Ordinary income                    $  1,692,504
Long-term capital gain               69,902,261
                                   ------------
  Total                            $ 71,594,765
                                   ============
--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005.

--------------------------------------------------------------------------------
                                      2005
                                   -----------
Undistributed ordinary income      $  3,007,008
Undistributed long-term gain         10,484,634
Unrealized appreciation             162,556,962
                                   ------------
  Total                            $176,048,604
                                   ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales and tax basis adjustments on open futures contracts.

F.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $85,664 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2006.

G.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)

     agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Funds custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The amount of collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreement to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman, Co., the Fund's custodian.

I.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Effective January 1, 2006, management fees are calculated daily at the annual rate of 0.85% of the Fund's average daily net assets up to $1 billion and 0.80% on assets over $1 billion. The management fee was equivalent to 0.85% of the average daily net assets for the period.

Prior to January 1, 2006, management fees were calculated daily at the annual rate of 0.85% of the Fund's average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.15% of the average daily net assets attributable to Investor Class shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2006, $17,868 was payable to PIM related to management costs, administrative costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $110,286 in transfer agent fees payable to PIMSS at May 31, 2006.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A shares, Class B shares, Class C shares and Class R shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to Class B shares and Class C shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B shares and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's daily net assets attributable to Class R shares held by such plans. Included in due to affiliates is $11,735 in distribution fees payable to PFD at May 31, 2006.

In addition, redemptions of each class of shares (except Investor Class shares and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00% based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended May 31, 2006, CDSCs in the amount of $124,894 were paid to PFD.

5.   Expense Offsets Arrangements

The Fund has entered into another expense offset arrangement with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended May 31, 2006, the Fund's expenses were reduced by $12,031 under this arrangement.

6.   Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2006, the Fund had no borrowings under this agreement.

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

7.   Merger Information

On December 8, 2004, beneficial owners of Safeco Small-Cap Value Fund (one of the Series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of Safeco's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganizations as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------
                      Pioneer            Safeco             Pioneer
                     Small Cap          Small-Cap          Small Cap
                    Value Fund         Value Fund         Value Fund
                       (Pre               (Pre              (Post
                  Reorganization)    Reorganization)    Reorganization)
--------------------------------------------------------------------------------
Net Assets          $573,363,552        $62,428,510       $635,792,062
Shares
Outstanding           19,054,660          2,816,544         21,082,218
Investor Class
Shares Issued                                                2,027,558
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       Unrealized        Accumulated
                                     Appreciation on       Gain on
                                      Closing Date       Closing Date
--------------------------------------------------------------------------------
Safeco Small-Cap Value Fund             $24,442,899       $2,604,013
--------------------------------------------------------------------------------

In addition, on January 17, 2006, beneficial owners of Pioneer Small Company Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on January 20, 2006, by exchanging all of Small Company Fund's net assets for Small Cap Value Fund's shares, based on Small Cap Value Fund's Class A, Class B, Class C and Class R shares' ending net asset value, respectively. The following chart shows the details of the reorganizations as of that closing date ("Closing Date"):

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Pioneer            Safeco             Pioneer
                      Small Cap       Small Company         Small Cap
                     Value Fund            Fund            Value Fund
                        (Pre               (Pre              (Post
                   Reorganization)    Reorganization)    Reorganization)
--------------------------------------------------------------------------------
Net Assets
Class A               $396,567,257       $133,781,391       $530,348,648
Class B               $140,254,395       $ 22,473,843       $162,728,238
Class C               $116,124,186       $ 13,446,355       $129,570,541
Investor Class        $ 48,577,383       $          -       $ 48,577,383
Class R               $  8,538,224       $    335,272       $  8,873,496
Class Y               $ 24,261,559       $          -       $ 24,261,559
                      ------------       ------------       ------------
Total Net
Assets                $734,323,004       $170,036,861       $904,359,865
                      ------------       ------------       ------------
Shares
Outstanding
Class A                 12,119,685          9,992,692         16,208,359
Class B                  4,658,666          1,881,616          5,405,057
Class C                  3,679,007          1,143,260          4,105,064
Investor Class           1,478,458                  -          1,478,458
Class R                    261,381             25,506            271,643
Class Y                    734,799                  -            734,799
Shares
Issued in
Reorganization
Class A                                                        4,088,674
Class B                                                          746,391
Class C                                                          426,057
Class R                                                           10,262
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                         Unrealized        Accumulated
                                      Appreciation on       Loss on
                                        Closing Date      Closing Date
--------------------------------------------------------------------------------
 Pioneer Small Company Fund              $ 23,893,882       $   (315,483)
--------------------------------------------------------------------------------

Pioneer Small Cap Value Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                   Officers
John F. Cogan, Jr., Chairman               John F. Cogan, Jr., President
David R. Bock                              Osbert M. Hood, Executive
Mary K. Bush                               Vice President
Margaret B.W. Graham                       Vincent Nave, Treasurer
Osbert M. Hood                             Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site:                                       pioneerinvestments.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO]PIONEER
      Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
www.pioneerinvestments.com

19394-00-0706
(C)2006 Pioneer Investments
Securities offered through Pioneer Funds Distributor, Inc.,
60 State Street, Boston, MA 02109.
Underwriter of Pioneer Mutual Funds,
Member SIPC



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Small Cap Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.